Stock Incentive Plan (Details) - SoundHound, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock Incentive Plan (Details) [Line Items]
Fair value of options vested	$ 1,578	$ 1,036
Stock compensation expense	2,464	$ 1,388
Unamortized expense	$ 43,336
Amortization period	2 years 11 months 4 days
Bonus for executive award holders	$ 5,837
2016 Equity Incentive Plan [Member]
Stock Incentive Plan (Details) [Line Items]
Common stock reserved for issuance (in Shares)	1,200,000
Aggregate of common stock (in Shares)	8,701,460
Incentive stock options description	The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years.
Minimum [Member]
Stock Incentive Plan (Details) [Line Items]
Contractual expirations	5 years
Maximum [Member]
Stock Incentive Plan (Details) [Line Items]
Contractual expirations	10 years